Net operating costs (excluding items shown separately)	12 Months Ended
Dec. 31, 2020
Net Operating Costs Excluding Items Shown Separately [Abstract]
Net operating costs (excluding items shown separately)
4 Net operating costs (excluding items shown separately)

	Note	2020 US$m	2019 US$m	2018 US$m
Raw materials, consumables, repairs and maintenance		8,490	9,485	10,613
Amortisation of intangible assets	13	161	133	133
Depreciation of property, plant and equipment	14	4,118	4,251	3,882
Employment costs	5	4,770	4,522	4,728
Shipping and other freight costs(a)		2,088	2,257	2,580
(Increase)/decrease in finished goods and work in progress		(47)	42	(186)
Royalties		2,763	2,501	2,117
Amounts charged by equity accounted units(b)		958	1,136	1,200
Net foreign exchange losses/(gains)		300	(52)	(56)
Other external costs(a)		3,083	3,627	3,184
Loss/(gain) on sale of property, plant and equipment(c)		50	31	(506)
Provisions (including exchange differences on provisions)	25	894	753	1,011
Research and development		45	45	45
Costs included above capitalised or shown separately as exploration and evaluation costs(d)		(708)	(651)	(589)
Other operating income		(711)	(773)	(1,041)
Net operating costs (excluding items shown separately)		26,254	27,307	27,115
(a)In 2020, other external costs include US$314 million (2019: US$327 million) of short-term lease costs and US$30 million (2019: US$15 million) of variable lease costs recognised in the income statement in accordance with IFRS 16 “Leases”. Refer to note 22. In 2018, net operating costs included US$787 million of operating lease expenses under IAS 17 “Leases”. Costs for leases of dry bulk vessels (which included costs for crewing services) were included within “Shipping and other freight costs” and other lease costs were included within “Other external costs”.
(b)Amounts charged by equity accounted units relate to toll processing and also include purchases from equity accounted units of bauxite and aluminium which are then processed by the product group or sold to third parties. Generally, purchases are in proportion to the Group’s share of the equity accounted unit but in 2020, US$129 million (2019: US$291 million; 2018: US$332 million) related to purchases of the other investors’ share of production.
(c)In 2018, includes a US$549 million pre-tax gain on the sale of property, plant and equipment at Kitimat. Refer to note 2.
(d)In 2020, US$537 million (2019: US$469 million; 2018: US$400 million) of operating costs were capitalised and US$171 million (2019: US$182 million; 2018: US$189 million